Financial Risk Management (Details) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023	Jul. 16, 2025	Jun. 25, 2025	Jun. 24, 2025	Mar. 21, 2024
Financial risk management [Line Items]
Profit and loss	$ 209,673	$ 1,119,532	$ 744,499
Liquidity risk [member]
Financial risk management [Line Items]
Bank facilities	91,588,000	91,526,000
Current assets	215,135
Cash and bank balance amounted	103,000
Profit amount	209,000
Cash flow from operating activities	$ 2,134,000
Underwriting discounts or expenses					$ 8,000,000
Class A ordinary shares [Member]
Financial risk management [Line Items]
Shares issued (in Shares)	13,000,000
Price per share (in Dollars per share)							$ 0.00001
Maximum [Member]
Financial risk management [Line Items]
Profit and loss		$ 36,000
Minimum [Member]
Financial risk management [Line Items]
Profit and loss	$ 1,100
IPO [Member] | Forecast [Member]
Financial risk management [Line Items]
Shares issued (in Shares)						2,000,000
Share price (in Dollars per share)						$ 4
IPO [Member] | Class A ordinary shares [Member] | Liquidity risk [member]
Financial risk management [Line Items]
Shares issued (in Shares)					2,000,000
IPO [Member] | Class A ordinary shares [Member] | Liquidity risk [member]
Financial risk management [Line Items]
Share price (in Dollars per share)					$ 4
Over-Allotment Options [Member] | Forecast [Member]
Financial risk management [Line Items]
Shares issued (in Shares)				300,000
Share price (in Dollars per share)				$ 4
Price per share (in Dollars per share)				$ 0.00001